FINANCIAL INSTRUMENTS - changes in level 3 (Details) - Level 3 $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
FAIR VALUE MEASUREMENT
Fair value as beginning balance	$ 2,106
Payment	(382)
Change in fair value	(1,718)
Fair value as ending balance	6
Accrued expenses and other payables
FAIR VALUE MEASUREMENT
Fair value as beginning balance	729
Payment	(382)
Change in fair value	(347)
Other long- term liabilities
FAIR VALUE MEASUREMENT
Fair value as beginning balance	1,377
Change in fair value	(1,371)
Fair value as ending balance	$ 6